FVM - Fair value hierarchy - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	$ 120,232	$ 118,009	$ 108,034
Derivative financial assets	124,046	114,253	150,109
Brokerage receivables	21,218	21,025	17,576
Financial assets at fair value not held for trading	63,714	66,511	59,408
Financial assets measured at fair value through other comprehensive income	2,217	2,241	2,239
Non-financial assets - Precious metals and other physical commodities	4,426	4,506	4,471
Other non-financial assets measured at fair value	16	18	21
Total assets measured at fair value	335,870	326,563	341,858
Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	90,901	88,193	84,010
Financial assets at fair value not held for trading	1,020	949	849
Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9,631	10,460	6,464
Financial assets at fair value not held for trading	20,120	20,965	16,741
Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,859	7,733	7,330
Financial assets at fair value not held for trading	720	766	675
Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	10,859	9,121	8,026
Financial assets at fair value not held for trading	12,026	13,928	14,366
Financial assets measured at fair value through other comprehensive income	282	293	335
Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,763	2,141	1,807
Financial assets at fair value not held for trading	4,585	4,516	4,337
Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	220	360	397
Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	58,889	52,251	85,459
Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	39,474	36,737	39,805
Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	22,378	21,759	22,195
Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,362	1,253	1,038
Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,394	1,800	1,365
Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	1,321	1,321	1,326
Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	8,856	9,779	7,704
Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	14,904	14,101	13,072
Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,926	1,921	1,878
Level 1
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	104,834	104,793	96,263
Derivative financial assets	1,042	879	769
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	31,296	32,279	26,572
Financial assets measured at fair value through other comprehensive income	65	60	57
Non-financial assets - Precious metals and other physical commodities	4,426	4,506	4,471
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	141,663	142,516	128,132
Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	90,318	87,722	83,095
Financial assets at fair value not held for trading	29	70	57
Level 1 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	7,500	8,902	5,496
Financial assets at fair value not held for trading	16,144	17,824	13,103
Level 1 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	6,123	7,187	6,673
Financial assets at fair value not held for trading	321	295	307
Level 1 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	889	977	976
Financial assets at fair value not held for trading	61	86	35
Financial assets measured at fair value through other comprehensive income	65	60	57
Level 1 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	0	0	0
Financial assets at fair value not held for trading	0	0	0
Level 1 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	4	4	22
Level 1 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	551	515	575
Level 1 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	1	1
Level 1 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	0	0	0
Level 1 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 1 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	14,740	14,004	13,071
Level 1 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	13,871	12,118	10,284
Derivative financial assets	121,686	112,066	147,876
Brokerage receivables	21,218	21,025	17,576
Financial assets at fair value not held for trading	28,577	30,398	29,110
Financial assets measured at fair value through other comprehensive income	2,152	2,181	2,182
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	0	0	0
Total assets measured at fair value	187,505	177,787	207,028
Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	453	295	789
Financial assets at fair value not held for trading	0	0	0
Level 2 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	2,119	1,534	950
Financial assets at fair value not held for trading	3,976	3,140	3,638
Level 2 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	726	536	596
Financial assets at fair value not held for trading	190	183	178
Level 2 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	9,531	7,702	6,509
Financial assets at fair value not held for trading	11,730	13,601	14,101
Financial assets measured at fair value through other comprehensive income	217	233	278
Level 2 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	941	1,812	1,179
Financial assets at fair value not held for trading	3,766	3,706	3,602
Level 2 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	101	239	261
Level 2 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	58,332	51,733	84,882
Level 2 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	38,982	36,339	39,345
Level 2 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	21,944	21,180	21,542
Level 2 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,001	944	719
Level 2 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	1,371	1,780	1,334
Level 2 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 2 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	8,751	9,670	7,590
Level 2 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	164	97	1
Level 2 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	1,926	1,921	1,878
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	1,527	1,099	1,488
Derivative financial assets	1,318	1,309	1,464
Brokerage receivables	0	0	0
Financial assets at fair value not held for trading	3,841	3,834	3,725
Financial assets measured at fair value through other comprehensive income	0	0	0
Non-financial assets - Precious metals and other physical commodities	0	0	0
Other non-financial assets measured at fair value	16	18	21
Total assets measured at fair value	6,701	6,260	6,698
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	130	177	126
Financial assets at fair value not held for trading	990	879	792
Level 3 | Government bills / bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	12	23	18
Financial assets at fair value not held for trading	0	0	0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	10	10	61
Financial assets at fair value not held for trading	210	288	190
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	438	442	541
Financial assets at fair value not held for trading	236	241	230
Financial assets measured at fair value through other comprehensive income	0	0	0
Level 3 | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	821	329	628
Financial assets at fair value not held for trading	819	810	736
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value held for trading	115	118	114
Level 3 | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	5	3	2
Level 3 | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	492	398	460
Level 3 | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	433	578	653
Level 3 | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	361	309	318
Level 3 | Commodity contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Derivative financial assets	24	20	30
Level 3 | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	1,321	1,321	1,326
Level 3 | Securities financing transactions
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	105	108	114
Level 3 | Financial assets for unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets at fair value not held for trading	0	0	0
Level 3 | Commercial paper and certificates of deposit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Financial assets measured at fair value through other comprehensive income	$ 0	$ 0	$ 0